Note 20 - Provisions - Provisions (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Employee entitlements	$ 1,459	$ 1,474	$ 1,339
Employee terminations	157	616
Onerous contracts	94	380
	1,710	2,470	1,339
Employee entitlements	227	288	237
Onerous contracts	1,995
	2,222	288	237
Total	$ 3,932	$ 2,758	$ 1,576